Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, fair value hedging (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	127,147	113,323
Change in fair value used as a basis to determine ineffectiveness	£ 2,642	£ (1,350)
Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	94,727	80,382
Change in fair value used as a basis to determine ineffectiveness	£ 876	£ (919)
Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	26,048	26,564
Change in fair value used as a basis to determine ineffectiveness	£ 1,645	£ (313)
Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,372	6,377
Change in fair value used as a basis to determine ineffectiveness	£ 121	£ (118)
Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	10,428	11,601
Change in fair value used as a basis to determine ineffectiveness	£ 499	£ (10)
Derivative financial instruments | Cash flow
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	1,677	611
Hedging instrument, liabilities	(39)	(307)
Derivative financial instruments | Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	0	0
Derivative financial instruments | Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	1,677	611
Hedging instrument, liabilities	(39)	(307)
Derivative financial instruments | Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	0	0
Derivative financial instruments | Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	155	36
Hedging instrument, liabilities	(43)	(66)
Loan liabilities | Cash flow
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Net investment | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (6,109)	£ (7,588)